Related Party Transactions - Debt Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total related party debt	$ 538,274	$ 497,155
Aristeia
Related Party Transaction [Line Items]
Total related party debt	55,340	50,905
Highbridge
Related Party Transaction [Line Items]
Total related party debt	87,516	80,930
Mudrick
Related Party Transaction [Line Items]
Total related party debt	224,474	208,078
Whitebox
Related Party Transaction [Line Items]
Total related party debt	144,111	132,559
Wolverine
Related Party Transaction [Line Items]
Total related party debt	$ 26,833	$ 24,683